SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts			$ 661	$ 0
Advertising costs	$ 21,000	$ 0	$ 83,000	$ 0
Common stock options outstanding	594,900		380,000	60,000	60,000
Trademarks [Member]
Useful Life	5 years		5 years
DevelopedTechnology
Useful Life	7 years		7 years